Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - Pension Plan [Member] - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
ABO	CAD 2,462	CAD 1,424
Fair Value of Plan Assets	2,171	1,261
Funded Status	CAD (291)	CAD (163)